Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 113,062	$ 400,073	$ 1,000
Prepaid expenses	178,224
Total current assets	291,286	400,073	1,000
Deferred offering costs			177,644
Cash and marketable securities held in Trust Account	105,664,618	172,580,609
TOTAL ASSETS	105,955,904	172,980,682	178,644
Current liabilities
Accounts payable and accrued expenses	1,892,364	637,375	1,132
Income taxes payable	124,924
Promissory note – related party	1,030,035
Accrued offering costs			69,500
Due to Sponsor			1,000
Promissory note – related party			83,905
Total current liabilities	3,047,323	637,375	155,537
Working Capital Loan (at fair value)	528,300
Warrant liabilities	1,659,000	8,311,710
Deferred underwriting fee payable	6,037,500	6,037,500
Total Liabilities	11,272,123	14,986,585	155,537
Commitments and contingencies
Class A common stock subject to possible redemption; 10,404,394 and 17,250,000 shares at redemption value of $10.14 and $10 as of September 30, 2022 and December 31, 2021	105,509,695	172,500,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 280,000,000 shares authorized; none issued or outstanding (excluding 10,404,394 and 17,250,000 shares subject to possible redemption as of September 30, 2022 and December 31, 2021)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of September 30, 2022 and December 31, 2021	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(10,826,345)	(14,506,334)	(1,893)
Total Stockholders’ Deficit	(10,825,914)	(14,505,903)	23,107
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 105,955,904	$ 172,980,682	$ 178,644